Annual Total Returns (Vanguard Municipal Cash Management Fund - Investor Shares Institutional) (Vanguard Municipal Cash Management Fund, Vanguard Municipal Cash Management Fund - Investor Shares)	12 Months Ended
Aug. 31, 2014
Vanguard Municipal Cash Management Fund | Vanguard Municipal Cash Management Fund - Investor Shares
Annual Total Return
2013	0.10%
2012	0.15%
2011	0.15%
2010	0.24%
2009	0.38%
2008	2.05%
2007	3.69%
2006	3.48%
2005	2.45%